SCHEDULE OF ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total ROU assets	$ 383,565	$ 495,457	$ 1,048,070
Current portion of lease liabilities	208,152	272,476	331,545
Long term lease liabilities, net of current portion	192,228	233,451	773,820
Total lease liabilities	400,380	505,927	1,105,365
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
ROU assets
Current portion of lease liabilities
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
ROU assets	$ 383,565	$ 495,457	$ 1,048,070